Provisions(Table)	12 Months Ended
Dec. 31, 2019
Provisions Abstract [Abstract]
Disclosure Of Other Provisions Explanatory

Details of provisions as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Provisions for unused loan commitments	￦	210,677	￦	208,148
Provisions for payment guarantees		75,175		77,759
Provisions for financial guarantee contracts		4,275		6,063
Provisions for restoration cost		108,000		120,340
Others		127,732		115,619

Total	￦	525,859	￦	527,929

Changes in provisions for unused loan commitments and payment guarantees for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Provisions for unused loan commitments						Provisions for payment guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	124,487	￦	63,407	￦	7,746	￦	41,637	￦	39,628	￦	18,744
Transfer between stages
Transfer to 12-month expected credit losses		25,562		(24,067)		(1,494)		660		(661)		—
Transfer to lifetime expected credit losses (non-impaired)		(11,053)		11,381		(327)		(913)		1,055		(141)
Transfer to lifetime expected credit losses (impaired)		(481)		(1,333)		1,815		(6)		(87)		93
Provision (reversal) for loan losses		(5,932)		19,374		1,141		(14,702)		(10,069)		(897)
Others (change of exchange rate, etc.)		293		158		—		408		243		183

Ending	￦	132,876	￦	68,920	￦	8,881	￦	27,084	￦	30,109	￦	17,982

	2019
	Provisions for unused loan commitments						Provisions for payment guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	132,876	￦	68,920	￦	8,881	￦	27,084	￦	30,109	￦	17,982
Transfer between stages
Transfer to 12-month expected credit losses		32,622		(31,408)		(1,214)		365		(365)		—
Transfer to lifetime expected credit losses (non-impaired)		(16,932)		17,195		(263)		(975)		1,705		(729)
Transfer to lifetime expected credit losses (impaired)		(422)		(1,516)		1,938		(24)		(280)		304
Provision (reversal) for loan losses		(21,171)		18,036		45		(1,763)		4,584		(893)
Others (change of exchange rate, etc.)		324		237		—		274		259		122

Ending	￦	127,297	￦	71,464	￦	9,387	￦	24,961	￦	36,012	￦	16,786

[1]	Prepared in accordance with IFRS 9

Changes in provisions for financial guarantee contracts for the years ended December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Beginning[1]	￦	4,857	￦	4,275
Provision (reversal)		(582)		1,865
Others		—		(77)

Ending	￦	4,275	￦	6,063

[1]	The beginning balance for 2018 has been restated in accordance with IFRS 9.

Changes in provisions for restoration cost for the years ended December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Beginning	￦	95,194	￦	108,000
Provision		7,301		7,037
Reversal		(2,055)		(7,178)
Used		(3,627)		(5,211)
Unwinding of discount		2,507		2,237
Effects of changes in discount rate		8,680		15,455

Ending	￦	108,000	￦	120,340

Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.

Changes in other provisions for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities		Others[1]		Total
	(In millions of Korean won)
Beginning	￦	15,112	￦	5,050	￦	23,763	￦	177	￦	159,044	￦	203,146
Increase		46,277		2,657		2,699		—		24,722		76,355
Decrease		(48,735)		(3,330)		(5,272)		(177)		(94,255)		(151,769)

Ending	￦	12,654	￦	4,377	￦	21,190	￦	—	￦	89,511	￦	127,732

[1]	As of December 31, 2018, the Group’s provision on incomplete sales on cardssurance are ￦ 26,930 million.

	2019
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities		Others[1]		Total
	(In millions of Korean won)
Beginning	￦	12,654	￦	4,377	￦	21,190	￦	—	￦	89,511	￦	127,732
Increase		56,758		2,378		23,863		—		38,025		121,024
Decrease		(54,743)		(3,176)		(16,363)		—		(58,855)		(133,137)

Ending	￦	14,669	￦	3,579	￦	28,690	￦	—	￦	68,681	￦	115,619

[1]	As of December 31, 2019, the Group’s provision on incomplete sales on cardssurance are ￦ 2,532 million.